Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2020
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in the consolidated financial statements for the year ended December 31, 2019, included in the Company's 2019 Annual Report. Apart from the below, there have been no material changes to these policies in the six-month period ended June 30, 2020.

New significant accounting policies adopted during the six months ended June 30, 2020

Convertible debt and associated beneficial conversion features

Convertible debt is accounted in accordance with ASC 470-20, Debt with Conversion and Other Options. An instrument that is not a derivative itself must be evaluated for embedded features that should be bifurcated and separately accounted for as freestanding derivatives in accordance with ASC 815, Derivatives and Hedging, or separately accounted for under the cash conversion literature of ASC 470-20, Debt with Conversion and Other Options.

In relation to the Company’s issued $5.0 million senior unsecured convertible debentures (Note 6), the terms of each convertible debenture included an embedded conversion feature which provided for a conversion at the option of the holder into shares of common stock at an adjustable conversion ratio. The Company determined that the conversion features were beneficial conversion features (“BCF”) pursuant to ASC 470-20. The Company considered the BCF guidance only after determining that the features did not need to be bifurcated under ASC 815, Derivatives and Hedging, or separately accounted for under the cash conversion literature of ASC 470-20, Debt with Conversion and Other Options.

The BCF is recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of the BCF to additional paid-in capital, resulting in a discount on the convertible instrument. This discount is accreted from the date on which the BCF is first recognized through the stated maturity date of the convertible instrument using the effective interest method. Upon conversion of an instrument with a BCF, all unamortized discounts at the conversion date are recognized immediately as interest expense.

Recent Accounting Pronouncements:

There are no recent accounting pronouncements the adoption of which are expected to have a material effect on the Company’s unaudited interim consolidated condensed financial statements in the current period.